3 - Marketable Debt Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Details
Available-for-sale Securities, Basis for Valuation, Other than Equity Securities	Debt securities available for sale are carried at estimated fair market value.
Proceeds from Sale of Securities, Operating Activities	$ 344,000	$ 797,246
Available-for-sale Securities, Gross Realized Gains	24,000
Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	13,855,000	14,540,000
Gross Gains realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	1,016	13,859
Gross Losses realized from Proceeds from redemptions of investment securities due to the exercise of call provisions by the issuers thereof	$ 11,182	$ 11,182